Offerings	Jul. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,418,270
Proposed Maximum Offering Price per Unit	13.00
Maximum Aggregate Offering Price	$ 18,437,510.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,546.22
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) of the Securities Act of 1933, as amended (the "Securities Act"). Includes 937,500 shares that the underwriter has the option to purchase.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	5,769,230
Proposed Maximum Offering Price per Unit	13.00
Maximum Aggregate Offering Price	$ 74,999,990.00
Amount of Registration Fee	$ 10,357.50
Offering Note	The Registrant previously paid a registration fee of $10,357.50 in connection with the initial filing of the Registration Statement on Form S-1 on July 15, 2026. The fee was estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. The Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a).